CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 182,551	$ 28,646	¥ 117,320
Restricted cash	2,016	316	2,000
Amounts due from related parties, net (net of allowance for credit losses of nil and RMB16,114 as of December 31, 2020 and 2021, respectively)	37,017	5,809	542
Accounts receivable and contract assets, net	502,431	78,842	158,064
Loans receivable, net (net of allowance for credit losses of RMB27,700 and RMB27,255 as of December 31, 2020 and 2021, respectively)	329	52	31,296
Prepaid expenses and other current assets	62,255	9,769	61,289
Deferred tax assets , net	48,456	7,604	40,935
Property and equipment , net	9,100	1,428	19,449
Right-of-use assets	35,507	5,572	6,926
Long-term investment	90,528	14,206	87,551
Other long-term assets	1,242	195
TOTAL ASSETS	971,432	152,439	525,372
Liabilities including amounts of the consolidated VIEs without recourse to the Parent Company (Note 2(b)):
Payroll and welfare payables	56,056	8,796	58,288
Amounts due to related parties	4,485	704	8,785
Tax payables	409,063	64,191	279,383
Accrued expenses and other current liabilities	118,808	18,644	70,954
Other payable related to the disposal of Shanghai Caiyin	322,028	50,533	566,532
Lease liabilities	35,243	5,530	5,195
TOTAL LIABILITIES	945,683	148,398	989,137
Commitments and Contingencies (Note 16)
SHAREHOLDERS’ (DEFICIT) EQUITY
Additional paid-in capital	840,580	131,905	818,042
Accumulated deficit	(794,762)	(124,715)	(1,266,848)
Accumulated other comprehensive loss	(17,954)	(2,817)	(12,817)
Total Jiayin Group shareholder’s (deficit) equity	27,864	4,373	(461,623)
Noncontrolling interests	(2,115)	(332)	(2,142)
TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY	25,749	4,041	(463,765)
TOTAL LIABILITIES AND EQUITY	971,432	152,439	525,372
Class A Ordinary shares
SHAREHOLDERS’ (DEFICIT) EQUITY
Class A ordinary shares (US$0.000000005 par value; 108,100,000 and 108,100,000 shares issued and outstanding as of December 31, 2020 and 2021, respectively)1	0	0	0
Class B Ordinary shares
SHAREHOLDERS’ (DEFICIT) EQUITY
Class A ordinary shares (US$0.000000005 par value; 108,100,000 and 108,100,000 shares issued and outstanding as of December 31, 2020 and 2021, respectively)1	¥ 0	$ 0	¥ 0